UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blueprint Adaptive Growth Allocation Fund

Institutional Class (BLUIX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	1.23%

How did the Fund perform during the reporting period?

  The equity uptrends that created a favorable environment for performance beginning in the second quarter of 2025 continued for much of the most recent period ended in February 2026. The key difference has been the leadership among international equities, of which the Fund has participated. These trends allowed the Fund to exceed its primary benchmark the S&P 500® Index during the reporting period.

  A combination of international equities and gold were key drivers of the Fund’s performance for the period. For example, South Korean stocks, represented in the Fund by an ETF, followed up their staggering 25% return in January with an almost equally impressive 23% return in February. With uptrends in place since May 2025, the Fund was well positioned to benefit from the great start to 2026.

  The rotation out of technology has seen the Fund reduce or exit stocks from that sector over the last few months. After enjoying long, profitable runs in firms like Apple, Microsoft, and Broadcom, recent negative performance during fading uptrends has registered negatively on the Fund’s performance as the period winds to a close.

  Looking ahead, Middle East tensions and the ensuing uncertainty have the Fund poised to reduce equity exposure for the first time in a year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Blueprint Adaptive Growth Allocation Fund - Institutional Class - $17,971
S&P 500® Index - $29,082
$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
Mar-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	S&P 500® Index
Mar-2020	$10,000	$10,000
Feb-2021	$12,080	$14,979
Feb-2022	$12,839	$17,434
Feb-2023	$11,194	$16,093
Feb-2024	$13,552	$20,994
Feb-2025	$15,266	$24,858
Feb-2026	$17,971	$29,082

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	17.72%	8.27%	10.42%
S&P 500® Index	16.99%	14.19%	19.78%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Fund Statistics

  Net Assets$234,614,198
  Number of Portfolio Holdings295
  Advisory Fee (net of recoupments)$1,947,830
  Portfolio Turnover196%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	23.3%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds 23.2%
Technology 15.7%
Industrials 11.6%
Financials 11.1%
Real Estate 9.2%
Consumer Staples 6.0%
Health Care 5.8%
Communications 4.9%
Consumer Discretionary 3.6%
Energy 2.8%
Materials 2.3%
Utilities 2.2%
Money Market Funds 1.2%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.2%
Utilities	2.2%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	3.6%
Communications	4.9%
Health Care	5.8%
Consumer Staples	6.0%
Real Estate	9.2%
Financials	11.1%
Industrials	11.6%
Technology	15.7%
Exchange-Traded Funds	23.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.0%
Apple, Inc.	4.4%
Alphabet, Inc. - Classes A & C	4.0%
iShares Gold Trust	3.0%
Direxion Daily S&P 500 Bull 3X	3.0%
iShares MSCI South Korea ETF	2.8%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 1-3 Year Treasury Bond ETF	1.5%
Xtrackers Harvest CSI 300 China A-Shares ETF	1.5%
Invesco Short Term Treasury ETF	1.3%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Blueprint Adaptive Growth Allocation Fund - Institutional Class (BLUIX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/blueprint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-BLUIX

HVIA Equity Fund

Institutional Class (HVEIX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.99%

How did the Fund perform during the reporting period?

For the 1-year period ended 2/28/2026, the Fund slightly underperformed with the S&P 500® Index, delivering a 15.14% return versus a 16.99% return for the index. This most recent year represented a significant improvement over the underperformance for the 1-year period ended 2/28/2025. While we added several names during the year, it was a return to strong performance of names that have been long time holdings of the Fund that allowed the Fund to roughly match the return of the benchmark. Names such as Ciena Corporation (CIEN), KLA Corporation (KLAC), Quanta Services, Inc. (PWR), Goldman Sachs Group, Inc. (The) (GS) and Morgan Stanley (MS) delivered strong returns and drove strong security selection outperformance in Technology, Industrials & Financials. Fund returns were dragged down by more recent additions such as MercadoLibre, Inc. (MELI) in the Consumer Discretionary sector and Take-Two Interactive Software, Inc. (TTWO) in the Communications sector. Likewise, our exposure to Software companies affected by fears of Artificial Intelligence (AI) impact on their business models had an outsize impact on Fund results. Exposure to Take-Two Interactive Software, Inc. (TTWO), Adobe, Inc. (ADBE), Salesforce, Inc. (CRM) and ServiceNow, Inc. (NOW) cost the Fund nearly 450 basis points of return relative to the index. We cut our ADBE position in the latter part of the period as we believe this firm to be the most exposed to AI encroachment on their business model, while we maintain our positions in the remaining software companies out of the conviction that the market reaction has been overdone in this group of stocks. While geopolitical and energy price fears have driven market direction and volatility toward the end of the reporting period, we believe the conflict will be limited in duration and that our portfolio will continue to perform well as fundamentals drivers return to the forefront as war fears subside in coming months.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

$100,000
$85,000
$70,000
$55,000
$40,000
$25,000
Oct-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
HVIA Equity Fund - Institutional Class - $89,839
S&P 500® Index - $93,253

Table Summary
	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Feb-2017	$28,516	$27,585
Feb-2018	$33,208	$32,302
Feb-2019	$34,649	$33,814
Feb-2020	$36,766	$36,584
Feb-2021	$51,143	$48,032
Feb-2022	$58,640	$55,904
Feb-2023	$53,585	$51,604
Feb-2024	$72,532	$67,318
Feb-2025	$78,023	$79,709
Feb-2026	$89,839	$93,253

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	15.14%	11.93%	14.57%
S&P 500® Index	16.99%	14.19%	15.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 209-8710.

Fund Statistics

  Net Assets$53,633,958
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$354,238
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 30.1%
Industrials 14.4%
Consumer Discretionary 11.0%
Communications 10.9%
Financials 10.7%
Health Care 8.4%
Energy 3.5%
Real Estate 3.4%
Utilities 2.9%
Materials 2.1%
Consumer Staples 1.3%
Money Market Funds 1.3%

Table Summary
Value	Value
Money Market Funds	1.3%
Consumer Staples	1.3%
Materials	2.1%
Utilities	2.9%
Real Estate	3.4%
Energy	3.5%
Health Care	8.4%
Financials	10.7%
Communications	10.9%
Consumer Discretionary	11.0%
Industrials	14.4%
Technology	30.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.6%
KLA Corporation	4.8%
Alphabet, Inc. - Class C	4.2%
Amazon.com, Inc.	4.0%
Microsoft Corporation	3.6%
Apple, Inc.	3.5%
Amphenol Corporation - Class A	3.0%
American Express Company	3.0%
Eli Lilly & Company	2.9%
Meta Platforms, Inc. - Class A	2.7%

Material Fund Changes

Effective October 8, 2025, Hudson Valley Investment Advisors, Inc. changed its name to Orange Investment Advisors, Inc. The Adviser’s name change does not affect the investment objective or principal investment strategies of the Fund, the Adviser personnel who provide services to the Fund, the name of the Fund or the ownership or structure of the Adviser.

HVIA Equity Fund (HVEIX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hvia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-HVEIX

Nia Impact Solutions Fund

(NIAGX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$104	0.98%

How did the Fund perform during the reporting period?

During the year March 1, 2025 to February 28, 2026, NIAGX returned 11.63%, relative to the MSCI ACWI IMI Index which returned 25.10%. Fund performance was distinct in 2 halves of the year. In the first half, the Fund delivered meaningful outperformance supported by strong stock selection in Financials, disciplined supply chain exposure during peak tariff uncertainty, and the absence of oil and gas holdings, which proved beneficial as OPEC-driven crude volatility pressured energy names. Fintech holdings including Robinhood Markets, Inc. - Class A and Lemonade, Inc., and online learning holdings such as Duolingo, Inc. and Stantec, Inc. were several of the top contributors to relative performance. The second half of the year, specifically the last 3 months, proved more challenging and disproportionately impacted the full year performance. Information Technology, as the Fund's largest sector allocation, was the primary source of underperformance. Software holdings sharply corrected across the market as investor concerns around generative Artificial Intelligence (AI) disrupting established software business models intensified. Atlassian Corporation - Class A, Fortinet, Inc., SAP SE - ADR, and Palo Alto Networks, Inc. were notable detractors. Taiwan Semiconductor Manufacturing Company Ltd. - ADR and Advanced Micro Devices, Inc. were meaningful positive offsets within the sector. The Fund's structural underweight in Materials was also a contributing factor, as geopolitical tensions drove a strong rally in metals and commodities. These are sectors the Fund intentionally limits exposure to given Nia's exclusion of extractive industries. On a positive note, Financials continued to positively contribute to performance, led by Robinhood Markets, Inc., Sanlam Ltd., and Lemonade, Inc. as well as Real Estate with City Developments Ltd. - ADR and Iron Mountain, Inc. performing strongly. Consumer Staples detracted modestly, with Vita Coco Company, Inc. (The) a standout positive, while Honest Company, Inc. weighed on results. Throughout the year, the Fund remained invested in Nia's Six Solution Themes, pursuing active shareholder advocacy and deploying capital in companies that exhibit long-term resilience. The Fund's relative underperformance was primarily driven by sector and style dynamics, particularly the software holdings, rather than structural challenges in portfolio construction.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
Nia Impact Solutions Fund - $14,370
MSCI ACWI IMI Index - $17,808

Table Summary
	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Feb-2023	$10,316	$10,260
Feb-2024	$11,196	$12,479
Feb-2025	$12,873	$14,237
Feb-2026	$14,370	$17,808

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	11.63%	10.00%
MSCI ACWI IMI Index	25.10%	16.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 571-2833.

Fund Statistics

  Net Assets$94,436,028
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$499,189
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.8%
Money Market Funds	5.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.2%
Industrials
16.7%
Health Care
15.2%
Financials
9.7%
Energy
8.9%
Consumer Discretionary
5.2%
Money Market Funds
5.0%
Consumer Staples
4.4%
Real Estate
3.7%
Communications
3.1%
Utilities
2.4%
Other Assets in Excess of Liabilities
3.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.5%
Utilities	2.4%
Communications	3.1%
Real Estate	3.7%
Consumer Staples	4.4%
Money Market Funds	5.0%
Consumer Discretionary	5.2%
Energy	8.9%
Financials	9.7%
Health Care	15.2%
Industrials	16.7%
Technology	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.5%
Gilead Sciences, Inc.	3.1%
Schneider Electric SE - ADR	3.1%
Vertex Pharmaceuticals, Inc.	3.1%
GSK plc - ADR	3.0%
Vestas Wind Systems A/S - ADR	3.0%
First Solar, Inc.	2.9%
Vertiv Holdings Company - Class A	2.8%
Stantec, Inc.	2.7%
eBay, Inc.	2.6%

Material Fund Changes

Effective June 30, 2025, the Adviser has contractually agreed, until June 30, 2027, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) to 0.97% of the Fund’s average daily net assets. Prior to June 30, 2025, the Adviser had contractually agreed, until June 30, 2025, to reduce management fees and reimburse other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of any Excluded Expenses) to 0.99% of the Fund’s average daily net assets.

Nia Impact Solutions Fund (NIAGX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.niaimpactfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-NIAGX

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Clifford N. Schireson. Mr. Schireson is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $49,800 and $48,300 with respect to the registrant’s fiscal years ended February 28, 2026 and February 28, 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $9,900 and $9,600 with respect to the registrant’s fiscal years ended February 28, 2026 and February 28, 2025, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended February 28, 2026 and February 28, 2025, aggregate non-audit fees of $9,900 and $9,600, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Annual Financial Statements

and Additional Information

February 28, 2026

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2026

COMMON STOCKS — 75.2%	Shares	Value
Communications — 4.9%
Cable & Satellite — 0.1%
Charter Communications, Inc. - Class A (a)	138	$32,379
Comcast Corporation - Class A	4,510	139,630
		172,009
Internet Media & Services — 4.0%
Alphabet, Inc. - Class A	16,657	5,192,986
Alphabet, Inc. - Class C	13,354	4,158,836
		9,351,822
Telecommunications — 0.8%
AT&T, Inc.	20,821	583,196
Deutsche Telekom AG - ADR	14,822	597,030
Telephone and Data Systems, Inc.	4,846	216,859
Verizon Communications, Inc.	11,721	587,691
		1,984,776
Consumer Discretionary — 3.6%
Apparel & Textile Products — 0.6%
CIE Financiere Richermont S.A. - ADR	27,416	556,545
Kering S.A. - ADR	16,931	568,035
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,120	270,724
		1,395,304
Automotive — 0.6%
General Motors Company	2,614	205,748
Mercedes-Benz Group AG - ADR	29,278	507,388
Toyota Motor Corporation - ADR	2,637	639,156
		1,352,292
Home & Office Products — 0.2%
Somnigroup International, Inc.	5,395	482,906

Home Construction — 0.3%
Armstrong World Industries, Inc.	1,445	250,707
Geberit AG - ADR	6,876	577,584
		828,291
Leisure Facilities & Services — 0.7%
Boyd Gaming Corporation	1,880	156,473
Brinker International, Inc. (a)	1,701	252,088

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Consumer Discretionary — 3.6% (Continued)
Leisure Facilities & Services — 0.7% (Continued)
Cheesecake Factory, Inc. (The)	1,927	$124,831
McDonald’s Corporation	2,159	736,349
Starbucks Corporation	2,851	279,455
Travel + Leisure Company	1,592	117,330
		1,666,526
Retail - Discretionary — 1.2%
Boot Barn Holdings, Inc. (a)	1,227	232,173
Fast Retailing Company Ltd. - ADR	14,254	629,314
Home Depot, Inc. (The)	1,319	502,170
Industria de Diseno Textil S.A. - ADR	36,232	605,799
Lowe’s Companies, Inc.	1,252	331,242
Wesfarmers Ltd. - ADR	18,279	522,048
		2,822,746
Consumer Staples — 6.0%
Beverages — 1.1%
Anheuser-Busch InBev S.A./N.V. - ADR	7,950	643,552
Coca-Cola Company (The)	11,361	926,603
Diageo plc - ADR	3,203	286,669
PepsiCo, Inc.	4,012	680,997
		2,537,821
Food — 0.3%
Nestlé S.A. - ADR	5,412	590,125

Household Products — 1.2%
Colgate-Palmolive Company	2,377	235,656
Haleon plc - ADR	52,144	577,234
L’Oreal S.A. - ADR	5,986	559,511
Procter & Gamble Company (The)	3,249	543,233
Unicharm Corporation - ADR	79,752	277,537
Unilever plc - ADR	7,869	580,339
		2,773,510
Retail - Consumer Staples — 2.1%
BJ’s Wholesale Club Holdings, Inc. (a)	1,475	145,715
Casey’s General Stores, Inc.	989	678,049
Costco Wholesale Corporation	1,297	1,310,995

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Consumer Staples — 6.0% (Continued)
Retail - Consumer Staples — 2.1% (Continued)
Five Below, Inc. (a)	1,663	$371,730
Target Corporation	1,318	149,975
Walmart, Inc.	17,395	2,225,690
		4,882,154
Tobacco & Cannabis — 0.6%
Altria Group, Inc.	4,387	302,878
British American Tobacco plc - ADR	8,547	535,470
Philip Morris International, Inc.	3,645	680,995
		1,519,343
Wholesale - Consumer Staples — 0.7%
Chefs’ Warehouse, Inc. (The) (a)	1,758	125,504
Performance Food Group Company (a)	6,057	587,892
US Foods Holding Corporation (a)	10,084	974,215
		1,687,611
Energy — 2.8%
Oil & Gas Producers — 2.6%
Antero Midstream Corporation	9,521	214,032
BP plc - ADR	14,084	547,304
Chevron Corporation	4,797	895,888
ConocoPhillips	3,008	341,288
DT Midstream, Inc.	2,825	392,223
Enbridge, Inc.	10,569	561,637
Exxon Mobil Corporation	13,069	1,993,022
Shell plc - ADR	6,966	581,731
TotalEnergies SE	7,788	625,688
		6,152,813
Oil & Gas Services & Equipment — 0.1%
Archrock, Inc.	3,860	136,374

Renewable Energy — 0.1%
Vestas Wind Systems A/S - ADR	33,601	283,928

Financials — 11.1%
Asset Management — 0.7%
Brookfield Corporation	11,135	488,158

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Financials — 11.1% (Continued)
Asset Management — 0.7% (Continued)
Charles Schwab Corporation (The)	2,395	$228,004
Federated Hermes, Inc.	3,327	186,345
Janus Henderson Group plc	2,441	127,176
Stifel Financial Corporation	2,081	154,061
UBS Group AG	6,639	275,054
Victory Capital Holdings, Inc. - Class A	1,599	110,619
		1,569,417
Banking — 5.5%
Ameris Bancorp	1,422	110,433
Banco BBVA Argentina S.A. - ADR	27,849	417,457
Banco Santander S.A. - ADR	56,737	701,269
Bank of America Corporation	9,731	484,896
Bank of Montreal	4,003	576,152
Bank of Nova Scotia (The)	7,955	602,591
Barclays plc - ADR	22,648	549,893
BNP Paribas S.A. - ADR	10,992	616,431
Citigroup, Inc.	5,240	577,396
Commonwealth Bank of Australia - ADR	4,571	568,221
DBS Group Holdings Ltd. - ADR	3,052	548,750
Fifth Third Bancorp	5,451	269,661
First Horizon Corporation	12,415	295,353
HSBC Holdings plc - ADR	7,194	670,193
Intesa Sanpaolo S.p.A. - ADR	12,901	529,586
JPMorgan Chase & Company	3,758	1,128,527
Lloyds Banking Group plc - ADR	105,613	586,152
Mitsubishi UFJ Financial Group, Inc. - ADR	31,009	578,008
Mizuho Financial Group, Inc. - ADR	77,437	686,866
National Australia Bank Ltd. - ADR	36,915	646,382
Royal Bank of Canada	3,396	567,913
Toronto-Dominion Bank (The)	6,226	606,163
US Bancorp	4,487	245,259
Wells Fargo & Company	4,475	364,489
		12,928,041
Institutional Financial Services — 1.6%
Bank of New York Mellon Corporation (The)	1,994	237,485

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Financials — 11.1% (Continued)
Institutional Financial Services — 1.6% (Continued)
BlackRock, Inc.	211	$224,342
Evercore, Inc. - Class A	501	154,729
Goldman Sachs Group, Inc. (The)	910	782,209
Hong Kong Exchanges and Clearing Ltd. - ADR	5,217	281,353
Interactive Brokers Group, Inc. - Class A	16,471	1,172,570
Morgan Stanley	3,611	601,268
SEI Investments Company	1,666	135,479
StoneX Group, Inc. (a)	1,227	156,442
		3,745,877
Insurance — 3.0%
AIA Group Ltd. - ADR	12,898	569,705
Allianz SE - ADR	28,026	1,260,329
AXA S.A. - ADR	11,968	584,398
Berkshire Hathaway, Inc. - Class B (a)	5,192	2,621,700
Jackson Financial, Inc. - Class A	2,338	255,964
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	44,822	588,513
Sompo Holdings, Inc. - ADR	31,736	628,055
Sony Financial Group, Inc. - ADR (a)	3,712	18,783
Tokio Marine Holdings, Inc. - ADR	13,826	573,226
		7,100,673
Specialty Finance — 0.3%
American Express Company	762	235,382
Capital One Financial Corporation	880	172,163
FirstCash Holdings, Inc.	939	181,030
Rocket Companies, Inc. - Class A	11,943	217,243
		805,818
Health Care — 5.8%
Biotech & Pharma — 5.0%
AbbVie, Inc.	5,143	1,193,588
Amgen, Inc.	1,617	627,655
AstraZeneca plc	3,249	677,254
Bristol-Myers Squibb Company	5,139	320,519
Eli Lilly & Company	2,294	2,413,265
Exelixis, Inc. (a)	6,722	296,171
Gilead Sciences, Inc.	3,801	566,159

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Health Care — 5.8% (Continued)
Biotech & Pharma — 5.0% (Continued)
GSK plc - ADR	11,539	$682,301
Johnson & Johnson	7,160	1,778,759
Merck & Company, Inc.	6,743	834,918
Novartis AG - ADR	3,795	639,913
Pfizer, Inc.	16,249	449,285
Protagonist Therapeutics, Inc. (a)	1,514	139,409
Roche Holding AG - ADR	10,722	638,495
United Therapeutics Corporation (a)	958	482,736
		11,740,427
Health Care Facilities & Services — 0.2%
CVS Health Corporation	1,782	142,382
Tenet Healthcare Corporation (a)	951	227,660
		370,042
Medical Equipment & Devices — 0.6%
Danaher Corporation	887	186,838
Intuitive Surgical, Inc. (a)	528	265,853
Medtronic plc	3,671	358,510
Penumbra, Inc. (a)	938	323,038
Thermo Fisher Scientific, Inc.	538	280,357
		1,414,596
Industrials — 11.6%
Aerospace & Defense — 2.8%
AeroVironment, Inc. (a)	447	112,756
Airbus SE - ADR	5,023	272,096
BAE Systems plc - ADR	4,892	567,472
Boeing Company (The) (a)	1,948	443,229
Curtiss-Wright Corporation	1,630	1,141,538
General Dynamics Corporation	756	269,930
Lockheed Martin Corporation	329	216,508
Mercury Systems, Inc. (a)	1,906	169,691
Rheinmetall AG - ADR	1,245	491,514
Rolls-Royce Holdings plc - ADR	30,770	572,937
RTX Corporation	4,202	851,409
Safran S.A. - ADR	5,574	560,744

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Industrials — 11.6% (Continued)
Aerospace & Defense — 2.8% (Continued)
Woodward, Inc.	2,293	$886,841
		6,556,665
Commercial Support Services — 0.1%
Aramark	6,391	267,463

Diversified Industrials — 1.3%
3M Company	861	142,341
Emerson Electric Company	806	121,504
General Electric Company	4,223	1,445,364
Hitachi Ltd. - ADR	15,360	512,563
Honeywell International, Inc.	1,483	361,244
Siemens AG - ADR	3,759	547,273
		3,130,289
Electrical Equipment — 1.5%
Acuity, Inc.	609	183,668
BWX Technologies, Inc.	3,592	739,880
nVent Electric plc	3,850	455,686
OSI Systems, Inc. (a)	632	180,247
Schneider Electric SE - ADR	9,263	604,040
Siemens Energy AG - ADR (a)	3,945	768,723
SPX Technologies, Inc. (a)	1,151	261,208
Watts Water Technologies, Inc. - Class A	692	227,488
		3,420,940
Engineering & Construction — 2.0%
Comfort Systems USA, Inc.	1,401	2,002,547
Dycom Industries, Inc. (a)	819	343,996
EMCOR Group, Inc.	777	563,030
Everus Construction Group, Inc. (a)	1,401	169,339
Granite Construction, Inc.	1,832	246,331
MasTec, Inc. (a)	1,990	593,060
MYR Group, Inc. (a)	498	134,440
Sterling Infrastructure, Inc. (a)	1,720	736,384
		4,789,127
Industrial Intermediate Products — 0.5%
AZZ, Inc.	897	121,974

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Industrials — 11.6% (Continued)
Industrial Intermediate Products — 0.5% (Continued)
EnPro, Inc.	587	$151,828
Mueller Industries, Inc.	2,569	303,039
RBC Bearings, Inc. (a)	865	498,171
		1,075,012
Industrial Support Services — 0.5%
API Group Corporation (a)	10,315	458,605
Applied Industrial Technologies, Inc.	812	229,455
RB Global, Inc.	3,972	401,013
		1,089,073
Machinery — 1.2%
Caterpillar, Inc.	1,333	990,192
Deere & Company	636	400,496
ESCO Technologies, Inc.	1,191	330,252
Federal Signal Corporation	949	110,492
Gates Industrial Corporation plc (a)	8,468	233,463
JBT Marel Corporation	1,672	257,488
Mueller Water Products, Inc. - Class A	4,143	124,000
Zurn Elkay Water Solutions Corporation	5,753	293,288
		2,739,671
Transportation & Logistics — 1.4%
Canadian National Railway Company	5,410	606,948
Canadian Pacific Kansas City Ltd.	6,717	588,342
Deutsche Post AG - ADR	11,091	653,482
FedEx Corporation	618	239,166
Kone OYJ - B Shares - ADR (a)	14,169	534,313
Ryder System, Inc.	943	208,931
Union Pacific Corporation	1,643	435,362
United Parcel Service, Inc. - Class B	1,135	131,614
		3,398,158
Transportation Equipment — 0.3%
Volvo AB - B Shares - ADR (a)	17,285	671,522

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Materials — 2.3%
Chemicals — 0.5%
Linde plc	2,429	$1,234,126

Containers & Packaging — 0.3%
Brambles Ltd. - ADR	16,943	603,002

Metals & Mining — 1.2%
BHP Group Ltd. - ADR	8,395	684,780
Rio Tinto plc - ADR	7,328	727,964
Sumitomo Metal Mining Company Ltd. - ADR	67,174	1,363,632
		2,776,376
Steel — 0.3%
Carpenter Technology Corporation	2,018	803,305

Real Estate — 9.2%
Real Estate Services — 0.1%
Jones Lang LaSalle, Inc. (a)	575	181,441

REITs — 9.1%
American Tower Corporation	6,231	1,195,480
CareTrust REIT, Inc.	6,948	282,228
Digital Realty Trust, Inc.	8,334	1,476,785
EastGroup Properties, Inc.	1,804	354,143
Equinix, Inc.	2,242	2,184,291
Equity LifeStyle Properties, Inc.	6,478	435,062
Equity Residential	5,455	344,810
Extra Space Storage, Inc.	3,245	490,092
Federal Realty Investment Trust	2,897	315,107
Host Hotels & Resorts, Inc.	21,713	425,358
Iron Mountain, Inc.	7,742	838,691
Kimco Realty Corporation	11,955	281,540
Lamar Advertising Company - Class A	2,738	377,132
Omega Healthcare Investors, Inc.	7,674	370,424

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Real Estate — 9.2% (Continued)
REITs — 9.1% (Continued)
Prologis, Inc.	16,988	$2,421,979
Public Storage	2,244	689,043
Realty Income Corporation	20,778	1,392,126
Regency Centers Corporation	5,674	448,246
Sabra Health Care REIT, Inc.	5,638	115,861
SBA Communications Corporation	1,885	379,187
Simon Property Group, Inc.	6,999	1,426,746
Sun Communities, Inc.	4,125	562,897
UDR, Inc.	5,494	206,025
Ventas, Inc.	11,649	1,003,678
VICI Properties, Inc.	18,026	544,565
Welltower, Inc.	12,097	2,505,531
WP Carey, Inc.	5,220	389,673
		21,456,700
Technology — 15.7%
Semiconductors — 8.0%
Advanced Micro Devices, Inc. (a)	2,355	471,495
ASML Holding N.V.	498	722,379
Broadcom, Inc.	6,837	2,184,763
Intel Corporation (a)	12,114	552,519
NVIDIA Corporation	79,337	14,057,723
Semtech Corporation (a)	2,610	235,474
SiTime Corporation (a)	500	198,940
Texas Instruments, Inc.	1,860	394,525
		18,817,818
Software — 0.5%
Palantir Technologies, Inc. - Class A (a)	3,606	494,707
Shopify, Inc. - Class A (a)	1,930	233,009
Twilio, Inc. - Class A (a)	3,627	438,722
		1,166,438
Technology Hardware — 7.0%
Apple, Inc.	39,312	10,385,444
Ciena Corporation (a)	4,106	1,431,762
Cisco Systems, Inc.	12,448	989,118
Flex Ltd. (a)	12,039	758,698

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 75.2% (Continued)	Shares	Value
Technology — 15.7% (Continued)
Technology Hardware — 7.0% (Continued)
InterDigital, Inc.	1,480	$542,464
Lumentum Holdings, Inc. (a)	1,508	1,056,972
Sanmina Corporation (a)	2,180	338,467
TD SYNNEX Corporation	1,595	250,112
TTM Technologies, Inc. (a)	5,202	542,257
Viavi Solutions, Inc. (a)	6,023	178,943
		16,474,237
Technology Services — 0.2%
International Business Machines Corporation	1,413	339,417

Utilities — 2.2%
Electric Utilities — 1.9%
Duke Energy Corporation	1,276	166,965
Enel S.p.A. - ADR	51,233	614,284
Iberdrola S.A. - ADR	5,829	550,841
IDACORP, Inc.	2,014	289,956
National Grid plc - ADR	6,786	636,323
NextEra Energy, Inc.	6,287	589,532
OGE Energy Corporation	5,731	281,621
Southern Company (The)	3,132	304,994
Talen Energy Corporation (a)	1,984	736,004
TXNM Energy, Inc.	3,662	216,131
		4,386,651
Gas & Water Utilities — 0.3%
MDU Resources Group, Inc.	5,225	108,053
National Fuel Gas Company	2,074	188,796
Spire, Inc.	1,508	138,148
UGI Corporation	7,616	284,914
		719,911

Total Common Stocks (Cost $135,813,971)		$176,392,584

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 23.2%	Shares	Value
Chesapeake Trend-Following Fixed Income ETF (a)	25,000	$501,375
ClearShares Ultra-Short Maturity ETF	17,666	1,767,837
Direxion Daily S&P 500 Bull 3X	31,500	6,921,495
Direxion Daily TSLA Bull 2X Shares	53,822	791,183
Global X MSCI Greece ETF	3,477	245,754
Invesco Short Term Treasury ETF	28,000	2,956,240
iShares 1-3 Year Treasury Bond ETF	41,592	3,459,623
iShares 3-7 Year Treasury Bond ETF	28,831	3,480,478
iShares China Large-Cap ETF	46,455	1,731,842
iShares Gold Trust (a)	71,732	7,106,489
iShares MSCI Brazil ETF	30,405	1,177,586
iShares MSCI Chile ETF	62,496	2,718,576
iShares MSCI China ETF	29,351	1,733,470
iShares MSCI Mexico ETF	13,069	1,057,805
iShares MSCI Philippines ETF	9,625	268,634
iShares MSCI Qatar ETF	13,596	264,578
iShares MSCI South Africa ETF	1,913	156,101
iShares MSCI South Korea ETF	43,257	6,547,812
iShares MSCI Taiwan ETF	20,466	1,548,662
iShares MSCI Thailand ETF	15,760	1,182,788
iShares MSCI Turkey ETF	12,423	504,746
iShares MSCI UAE ETF	13,470	287,585
ProShares Ultra S&P 500	37,894	2,198,231
WisdomTree Floating Rate Treasury Fund	49,000	2,467,150
Xtrackers Harvest CSI 300 China A-Shares ETF	100,254	3,417,659
Total Exchange-Traded Funds (Cost $41,829,587)		$54,493,699

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.2%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.54% (b)(c)	168,224	$168,224
First American Government Obligations Fund - Class X, 3.60% (c)	2,588,910	2,588,910
Total Money Market Funds (Cost $2,757,134)		$2,757,134

Investments at Value — 99.6% (Cost $180,400,692)		$233,643,417

Other Assets in Excess of Liabilities — 0.4%		970,781

Net Assets — 100.0%		$234,614,198

(a)	Non-income producing security.
(b)	This security is held as collateral for derivative transactions.
(c)	The rate shown is the 7-day effective yield as of February 28, 2026.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

S.p.A. - Societa per azioni

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2026

ASSETS
Investments:
At cost	$180,400,692
At value (Note 2)	$233,643,417
Receivable for capital shares sold	1,620,439
Dividends receivable	169,348
Tax reclaims receivable	61,739
Other assets	14,117
Total assets	235,509,060

LIABILITIES
Due to broker	142
Payable for capital shares redeemed	689,432
Payable to the Adviser (Note 4)	166,335
Payable to administrator (Note 4)	23,729
Other accrued expenses	15,224
Total liabilities	894,862

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$234,614,198

NET ASSETS CONSIST OF:
Paid-in capital	$178,444,553
Distributable earnings	56,169,645
NET ASSETS	$234,614,198

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$234,614,198
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	13,960,149

Net asset value, offering price and redemption price per share (Note 2)	$16.81

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2026

INVESTMENT INCOME
Dividend income	$3,673,082
Foreign withholding taxes (net of reclaims received)	(182,949)
Total investment income	3,490,133

EXPENSES
Management fees (Note 4)	1,868,677
Administration fees (Note 4)	179,476
Fund accounting fees (Note 4)	55,139
Registration and filing fees	43,195
Legal fees	33,934
Custodian and bank service fees	23,846
Trustees’ fees and expenses (Note 4)	21,426
Compliance service fees and expenses (Note 4)	21,366
Transfer agent fees (Note 4)	21,281
Audit and tax services fees	19,682
Shareholder report expense	14,776
Postage and supplies	7,779
Insurance expense	3,678
Other expenses	27,531
Total Expenses	2,341,786
Management fees recouped (Note 4)	79,153
Net Expenses	2,420,939

NET INVESTMENT INCOME	1,069,194

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investment transactions	12,163,206
Foreign currency transactions	(8)
Long-term capital gain distributions from regulated investment companies	36,851
Net change in unrealized appreciation (depreciation) on:
Investments	19,710,913
Foreign currency translations	225
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	31,911,187

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,980,381

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2026	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$1,069,194	$690,023
Net realized gains (losses) from:
Investment transactions	12,163,206	5,815,263
Foreign currency transactions	(8)	(400)
Long-term capital gain distributions from regulated investment companies	36,851	6,005
Net change in unrealized appreciation (depreciation) on:
Investments	19,710,913	11,954,490
Foreign currency translations	225	(204)
Net increase in net assets resulting from operations	32,980,381	18,465,177

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(9,296,495)	(847,893)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	69,347,717	66,454,995
Net asset value of shares issued in reinvestment of distributions to shareholders	9,290,499	847,852
Payments for shares redeemed	(52,281,205)	(42,456,858)
Net increase in Institutional Class net assets from capital share transactions	26,357,011	24,845,989

TOTAL INCREASE IN NET ASSETS	50,040,897	42,463,273

NET ASSETS
Beginning of year	184,573,301	142,110,028
End of year	$234,614,198	$184,573,301

CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	4,430,563	4,615,660
Shares issued in reinvestment of distributions to shareholders	575,263	56,599
Shares redeemed	(3,432,165)	(2,979,491)
Net increase in shares outstanding	1,573,661	1,692,768
Shares outstanding at beginning of year	12,386,488	10,693,720
Shares outstanding at end of year	13,960,149	12,386,488

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022
Net asset value at beginning of year	$14.90	$13.29	$11.05	$12.74	$12.04

Income (loss) from investment operations:
Net investment income (a)(b)	0.08	0.06	0.08	0.09	0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	2.53	1.62	2.24	(1.72)	0.69
Total from investment operations	2.61	1.68	2.32	(1.63)	0.76

Less distributions from:
Net investment income	(0.09)	(0.07)	(0.08)	(0.06)	(0.06)
Net realized gains	(0.61)	—	—	—	—
Total distributions	(0.70)	(0.07)	(0.08)	(0.06)	(0.06)

Net asset value at end of year	$16.81	$14.90	$13.29	$11.05	$12.74

Total return (c)	17.72%	12.64%	21.07%	(12.82%)	6.29%

Net assets at end of year (000’s)	$234,614	$184,573	$142,110	$94,207	$80,032

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.19%	1.21%	1.28%	1.33%	1.40%

Ratio of net expenses to average net assets (d)(e)	1.23%	1.25%	1.25%	1.25%	1.26	%(f)

Ratio of net investment income to average net assets (b)(d)(e)	0.54%	0.42%	0.66%	0.76%	0.54%

Portfolio turnover rate	196%	151%	244%	278%	130%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and/or reimbursed expenses and higher if the Fund was not recouping (Note 4).
(d)	Ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments (Note 4).
(f)	Includes costs to organize the Fund of 0.01% for the year ended February 28, 2022 which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1. Organization

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $5,000 initial investment).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The management team of Blueprint Fund Management, LLC (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management of the Fund has evaluated the impact which was not material. As part of its assessment management notes that foreign withholding taxes were approximately 0% of the Fund’s net assets and therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and Exchange-Traded Funds (“ETFs”), on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$176,392,584	$—	$—	$176,392,584
Exchange-Traded Funds	54,493,699	—	—	54,493,699
Money Market Funds	2,757,134	—	—	2,757,134
Total	$233,643,417	$—	$—	$233,643,417

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2026.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended February 28, 2026 and 2025 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
February 28, 2026	$1,252,775	$8,043,720	$9,296,495
February 28, 2025	$847,893	$—	$847,893

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Cost of investments	$182,179,200
Gross unrealized appreciation	$52,296,209
Gross unrealized depreciation	(831,992)
Net unrealized appreciation	51,464,217
Net unrealized appreciation on foreign currency translation	21
Undistributed ordinary income	695,469
Undistributed capital gains	4,009,938
Distributable earnings	$56,169,645

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts and passive foreign investment companies.

During the year ended February 28, 2026, the Fund utilized short-term capital loss carryforwards in the amounts of $69,306.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 28, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended February 28, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $401,196,763 and $383,489,240, respectively.

4. Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement the Adviser serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2027, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of average daily net assets for Institutional Class shares. Accordingly, during the year ended February 28, 2026, the Adviser did not reduce its management fees.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

expenses to be repaid were incurred. Prior to June 30, 2027, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2027, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA.

During the year ended February 28, 2026, the Adviser recouped $79,153 of prior management fee reductions and expense reimbursements. As of February 28, 2026, no additional management fee reductions are available for recoupment.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of outstanding shares of the Fund.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivative Transactions

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the year ended February 28, 2026 are recorded in the following locations on the Statement of Operations:

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Equity call options purchased	Equity	Net realized gains from investment transactions	$151,173	Net change in unrealized appreciation (depreciation) on investments	$—

As of February 28, 2026, the Fund did not hold any derivative securities.

6. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian or broker due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian or broker. During the year ended February 28, 2026, the Fund did not incur any borrowing costs by the custodian or broker.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Blueprint Adaptive Growth Allocation Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blueprint Adaptive Growth Allocation Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2026

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

OTHER INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Blueprint Adaptive Growth Allocation Fund’s (the “Fund”) Investment Advisory Agreement with Blueprint Fund Management, LLC (the “Adviser” or “Blueprint Management”) for an additional one-year term (the “Advisory Agreement”) and the Sub-Advisory Agreement between Blueprint Management and Blueprint Investment Partners, LLC (the “Sub-Adviser” or “Blueprint Partners”), on behalf of the Fund, for an additional one-year term (the “Sub-Advisory Agreement”). The Board approved the continuance of the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on January 26-27, 2026, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, each of the Adviser and Sub-Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the Fund, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee and sub-advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser and Sub-Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

OTHER INFORMATION (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of the Adviser and Sub-Adviser, including the professional experience and qualifications of Blueprint’s senior personnel. The Board noted the affiliation of the Adviser and the Sub-Adviser and the fact that they shared many of the same personnel and resources. In evaluating the quality of services provided by the Adviser and the Sub-Adviser, the Board took into account its familiarity with the Adviser and Sub-Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser and Sub-Adviser’s compliance policies and procedures based on discussion with the Adviser, the Sub-Adviser and the Trust’s Chief Compliance Officer. The Board also considered the Adviser’s relationship with its affiliates (including the Sub-Adviser) and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by the Adviser and the Sub-Adviser including, without limitation, the Adviser’s continuous review, supervision and administration of the investment program of the Fund and the Sub-Adviser’s provision of the continuous investment program for the Fund. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered the Adviser and the Sub-Adviser’s succession planning for senior personnel. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement.

Fees and Expenses and Comparative Accounts

The Board compared each of the advisory and sub-advisory fees and the total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and noted that the Adviser did not manage any other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered the Adviser’s commitment to limit the Fund’s expenses under the Blueprint expense limitation agreement until at least June 30, 2027. The Board noted that the 0.95% advisory fee as well as the overall net expense ratio for the Fund were both at the peer group median as compared to other funds in its Broadridge custom peer group.

The Board also compared the sub-advisory fee paid to the Sub-Adviser and the fees charged to the Sub-Adviser’s other client accounts. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Adviser out of the advisory fee it receives from the Fund. The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to various services

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

OTHER INFORMATION (Unaudited) (Continued)

they each provided to the Fund. The Board discussed the Adviser’s process for monitoring the performance of the Sub-Adviser, which included an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic compliance due diligence of the Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund. The Board noted that the Adviser’s compliance monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Adviser’s compliance reviews of the Sub-Adviser would be reported to the Board.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance was in the third quartile for the one-year period and in the second quartile for the three-year and five-year periods ended October 31, 2025, respectively, and above the peer group median for the three-year and five-year periods compared to the Broadridge custom peer group for the same periods. The Board took into account current market conditions and their effect on the Fund’s performance as described by Blueprint.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that the Adviser limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement is paid by the Adviser out of the advisory fee that it receives from the Fund. The Board also noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Blueprint’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board further noted that the advisory fee payable to the Adviser from the Fund was reduced by the sub-advisory fee paid by the Adviser to the Sub-Adviser.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

OTHER INFORMATION (Unaudited) (Continued)

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser) and the direct and indirect benefits derived by the Adviser and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for the Fund, the Adviser’s business as a whole, as well as the Sub-Adviser’s business. The Board considered the Adviser’s commitment to contractually limit the Fund’s net operating expenses and its payment of the sub-advisory fee out of the advisory fee it received from the Fund. The Board reviewed the profitability of the Adviser’s relationship with the Fund both before and after tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that the Adviser and the Sub-Adviser derive benefits to their reputations and other benefits from their association with the Fund. The Board recognized that each of the Adviser and the Sub-Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services each provides to the Fund and the entrepreneurial risk that the Adviser assumes as investment adviser. Based upon its review, the Board concluded that the Adviser and Sub-Adviser’s level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

In considering the renewal of each of the Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) each of the Adviser and Sub-Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory and Sub-Advisory Agreement, respectively; (b) each of the Adviser and Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory and sub-advisory fees are reasonable in light of the services received by the Fund from the Adviser and the Sub-Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2026 the Fund designated $8,043,720 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s period ended February 28, 2026, 54.39% of ordinary income dividends qualifies for the corporate dividends received deduction.

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by

Orange Investment Advisors, Inc.

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

February 28, 2026

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2026

COMMON STOCKS — 98.7%	Shares	Value
Communications — 10.9%
Entertainment Content — 2.0%
Take-Two Interactive Software, Inc. (a)	5,110	$1,080,663

Internet Media & Services — 8.9%
Alphabet, Inc. - Class C	7,286	2,269,079
Meta Platforms, Inc. - Class A	2,267	1,469,424
Netflix, Inc. (a)	10,839	1,043,145
		4,781,648
Consumer Discretionary — 11.0%
E-Commerce Discretionary — 5.7%
Amazon.com, Inc. (a)	10,309	2,164,890
MercadoLibre, Inc. (a)	520	913,942
		3,078,832
Leisure Facilities & Services — 2.9%
Chipotle Mexican Grill, Inc. (a)	17,182	639,514
Starbucks Corporation	9,243	905,999
		1,545,513
Retail - Discretionary — 2.4%
AutoZone, Inc. (a)	335	1,258,119

Consumer Staples — 1.3%
Beverages — 0.5%
PepsiCo, Inc.	1,478	250,876

Food — 0.8%
Mondelez International, Inc. - Class A	7,534	463,944

Energy — 3.5%
Oil & Gas Producers — 1.2%
Exxon Mobil Corporation	4,141	631,503

Oil & Gas Services & Equipment — 2.3%
Baker Hughes Company	10,045	655,537
SLB Ltd.	11,490	589,896
		1,245,433
Financials — 10.7%
Asset Management — 2.0%
Charles Schwab Corporation (The)	11,171	1,063,479

Banking — 1.5%
JPMorgan Chase & Company	2,806	842,642

1

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.7% (Continued)	Shares	Value
Financials — 10.7% (Continued)
Institutional Financial Services — 3.1%
Goldman Sachs Group, Inc. (The)	899	$772,753
Morgan Stanley	5,419	902,318
		1,675,071
Insurance — 1.1%
Marsh & McLennan Companies, Inc.	3,080	575,159

Specialty Finance — 3.0%
American Express Company	5,167	1,596,087

Health Care — 8.4%
Biotech & Pharma — 5.1%
AbbVie, Inc.	5,107	1,185,233
Eli Lilly & Company	1,487	1,564,309
		2,749,542
Medical Equipment & Devices — 3.3%
Danaher Corporation	4,300	905,752
Thermo Fisher Scientific, Inc.	1,615	841,592
		1,747,344
Industrials — 14.4%
Electrical Equipment — 6.0%
Amphenol Corporation - Class A	11,161	1,630,176
Generac Holdings, Inc. (a)	1,532	345,267
Rockwell Automation, Inc.	1,774	722,816
Trimble, Inc. (a)	8,040	537,635
		3,235,894
Engineering & Construction — 4.5%
Fluor Corporation (a)	18,289	956,698
Quanta Services, Inc.	2,530	1,424,592
		2,381,290
Industrial Support Services — 2.5%
Grainger (W.W.), Inc.	734	840,232
United Rentals, Inc.	611	513,240
		1,353,472
Machinery — 0.8%
Lincoln Electric Holdings, Inc.	1,525	437,751

Transportation & Logistics — 0.6%
CSX Corporation	6,935	296,055

Materials — 2.1%
Chemicals — 1.1%
Sherwin-Williams Company (The)	1,642	595,373

2

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.7% (Continued)	Shares	Value
Materials — 2.1% (Continued)
Steel — 1.0%
Nucor Corporation	2,879	$509,237

Real Estate — 3.4%
Real Estate Services — 1.7%
CBRE Group, Inc. - Class A (a)	6,143	907,075

REITs — 1.7%
Prologis, Inc.	3,786	539,770
Weyerhaeuser Company	16,326	400,477
		940,247
Technology — 30.1%
Semiconductors — 10.4%
KLA Corporation	1,692	2,579,539
NVIDIA Corporation	17,017	3,015,242
		5,594,781
Software — 7.6%
Adobe, Inc. (a)	1,514	397,289
Microsoft Corporation	4,886	1,918,927
Salesforce, Inc.	4,607	897,397
ServiceNow, Inc. (a)	7,766	838,806
		4,052,419
Technology Hardware — 7.4%
Apple, Inc.	7,127	1,882,811
Ciena Corporation (a)	3,397	1,184,534
Cisco Systems, Inc.	11,298	897,739
		3,965,084
Technology Services — 4.7%
International Business Machines Corporation	4,815	1,156,611
Visa, Inc. - Class A	4,307	1,378,843
		2,535,454
Utilities — 2.9%
Electric Utilities — 2.9%
Duke Energy Corporation	5,872	768,351
NextEra Energy, Inc.	8,567	803,328
		1,571,679

Total Common Stocks (Cost $27,924,890)		$52,961,666

3

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b) (Cost $686,061)	686,061	$686,061

Investments at Value — 100.0% (Cost $28,610,951)		$53,647,727

Liabilities in Excess of Other Assets — (0.0%) (c)		(13,769)

Net Assets — 100.0%		$53,633,958

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

4

HVIA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2026

ASSETS
Investments in securities:
At cost	$28,610,951
At value (Note 2)	$53,647,727
Dividends receivable	48,198
Tax reclaims receivable	258
Other assets	10,211
TOTAL ASSETS	53,706,394

LIABILITIES
Payable for capital shares redeemed	49,795
Payable to Adviser (Note 4)	3,014
Payable to administrator (Note 4)	10,907
Other accrued expenses	8,720
TOTAL LIABILITIES	72,436

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$53,633,958

NET ASSETS CONSIST OF:
Paid-in capital	$22,631,605
Distributable earnings	31,002,353
NET ASSETS	$53,633,958

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$53,633,958
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,977,370

Net asset value, offering price and redemption price per share (Note 2)	$27.12

See accompanying notes to financial statements.

5

HVIA EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2026

INVESTMENT INCOME
Dividend income	$637,709

EXPENSES
Management fees (Note 4)	488,288
Administration fees (Note 4)	73,024
Fund accounting fees (Note 4)	44,067
Legal fees	35,753
Registration and filing fees	22,670
Transfer agent fees (Note 4)	22,476
Trustees’ fees and expenses (Note 4)	21,392
Audit and tax services fees	19,682
Compliance fees (Note 4)	12,000
Custody and bank service fees	11,392
Shareholder reporting expense	10,068
Postage and supplies	5,169
Insurance expense	3,095
Other expenses	19,660
TOTAL EXPENSES	788,736
Less fee reductions by the Adviser (Note 4)	(134,050)
NET EXPENSES	654,686

NET INVESTMENT LOSS	(16,977)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	8,648,219
Net change in unrealized appreciation (depreciation) on investments	1,723,525
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	10,371,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,354,767

See accompanying notes to financial statements.

6

HVIA EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2026	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income (loss)	$(16,977)	$130,451
Net realized gains from investments	8,648,219	3,236,600
Net change in unrealized appreciation (depreciation) on investments	1,723,525	1,017,952
Net increase in net assets resulting from operations	10,354,767	4,385,003

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(4,732,369)	(1,572,848)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	6,128,352	14,075,364
Net asset value of shares issued in reinvestment of distributions to shareholders	21,113	3,488
Payments for shares redeemed	(23,598,427)	(6,994,695)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	(17,448,962)	7,084,157

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,826,564)	9,896,312

NET ASSETS
Beginning of year	65,460,522	55,564,210
End of year	$53,633,958	$65,460,522

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	253,609	555,661
Shares reinvested	769	138
Shares redeemed	(858,245)	(272,820)
Net increase (decrease) in shares outstanding	(603,867)	282,979
Shares outstanding at beginning of year	2,581,237	2,298,258
Shares outstanding at end of year	1,977,370	2,581,237

See accompanying notes to financial statements.

7

HVIA EQUITY FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended Feb. 28, 2026	Year Ended Feb. 28, 2025	Year Ended Feb. 29, 2024	Year Ended Feb. 28, 2023	Year Ended Feb. 28, 2022
Net asset value at beginning of year	$25.36	$24.18	$18.16	$21.67	$19.38

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.05	0.07	0.15	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	3.88	1.77	6.32	(2.08)	2.88
Total from investment operations	3.87	1.82	6.39	(1.93)	2.90

Less distributions from:
Net investment income	(0.02)	(0.06)	(0.09)	(0.13)	(0.03)
Net realized gains	(2.09)	(0.58)	(0.28)	(1.45)	(0.58)
Total distributions	(2.11)	(0.64)	(0.37)	(1.58)	(0.61)

Net asset value at end of year	$27.12	$25.36	$24.18	$18.16	$21.67

Total return (a)	15.14%	7.57%	35.36%	(8.62%)	14.66%

Net assets at end of year (000’s)	$53,634	$65,461	$55,564	$35,178	$37,732

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.19%	1.19%	1.34%	1.40%	1.35%

Ratio of net expenses to average net assets (b)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets (b)	(0.03%)	0.21%	0.39%	0.80%	0.09%

Portfolio turnover rate	17%	19%	23%	30%	11%

(a)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.
(b)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

8

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 3, 2016.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of February 28, 2026, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The management team of Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.), the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement - In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management concludes there is no impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common

9

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,961,666	$—	$—	$52,961,666
Money Market Funds	686,061	—	—	686,061
Total	$53,647,727	$—	$—	$53,647,727

10

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2026.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

11

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the years ended February 28, 2026 and, 2025 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
February 28, 2026	$37,793	$4,694,576	$4,732,369
February 28, 2025	$156,140	$1,416,708	$1,572,848

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

12

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Tax cost of investments	$28,663,513
Gross unrealized appreciation	$26,020,459
Gross unrealized depreciation	(1,036,245)
Net unrealized appreciation	24,984,214
Undistributed long-term capital gains	6,072,909
Accumulated capital and other losses	(54,770)
Distributable earnings	$31,002,353

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

Net qualified late year losses, incurred after December 31, 2025, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended February 28, 2026, the Fund deferred $54,770 of qualified late year losses to March 1, 2026.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 28, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended February 28, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $10,744,235 and $31,916,691, respectively.

13

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor Class shares. Accordingly, the Adviser reduced its management fees in the amount of $134,050 during the year ended February 28, 2026.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $404,800 no later than the dates listed below:

February 28, 2027	$144,543
February 29, 2028	126,207
February 28, 2029	134,050
Total	$404,800

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

14

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2026, the Fund had 30.1% of the value of its net assets invested in stocks within the Technology sector.

15

HVIA EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

HVIA EQUITY FUND

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of HVIA Equity Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HVIA Equity Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2026

17

HVIA EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2026, the Fund designated $4,694,576 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s year ended February 28, 2026, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

18

Nia Impact Solutions Fund

Annual Financial Statements

and Additional Information

February 28, 2026

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

February 28, 2026

COMMON STOCKS — 91.5%	Shares	Value
Communications — 3.1%
Internet Media & Services — 1.5%
Spotify Technology S.A. (a)	1,685	$867,674
Zillow Group, Inc. - Class A (a)	11,351	508,525
		1,376,199
Telecommunications — 1.6%
Telefónica S.A. - ADR	344,932	1,548,744

Consumer Discretionary — 5.2%
Automotive — 1.1%
BYD Company Ltd. - ADR	84,288	1,012,299

Consumer Services — 1.5%
Stride, Inc. (a)	17,171	1,448,889

E-Commerce Discretionary — 2.6%
eBay, Inc.	26,775	2,432,776

Consumer Staples — 4.4%
Beverages — 2.1%
Vita Coco Company, Inc. (The) (a)	34,111	1,980,485

Retail - Consumer Staples — 0.8%
Natural Grocers by Vitamin Cottage, Inc.	27,624	746,677

Wholesale - Consumer Staples — 1.5%
United Natural Foods, Inc. (a)	36,707	1,402,574

Energy — 8.9%
Renewable Energy — 8.9%
First Solar, Inc. (a)	13,944	2,749,757
Nextpower, Inc. - Class A (a)	21,047	2,212,040
Sunrun, Inc. (a)	48,197	638,610
Vestas Wind Systems A/S - ADR	332,016	2,805,535
		8,405,942
Financials — 9.7%
Asset Management — 6.3%
HA Sustainable Infrastructure Capital, Inc.	59,339	2,167,060
Robinhood Markets, Inc. - Class A (a)	21,915	1,662,253
Sanlam Ltd. - ADR	158,226	2,137,633
		5,966,946

1

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 91.5% (Continued)	Shares	Value
Financials — 9.7% (Continued)
Banking — 1.4%
Amalgamated Financial Corporation	32,754	$1,260,702

Insurance — 1.3%
Lemonade, Inc. (a)	23,915	1,237,362

Specialty Finance — 0.7%
Toast, Inc. - Class A (a)	24,730	675,376

Health Care — 15.2%
Biotech & Pharma — 10.9%
Daiichi Sankyo Company Ltd. - ADR	33,844	660,296
GeneDx Holdings Corporation (a)	12,260	977,245
Gilead Sciences, Inc.	19,922	2,967,382
GSK plc - ADR	47,689	2,819,851
Vertex Pharmaceuticals, Inc. (a)	5,811	2,887,079
		10,311,853
Health Care Facilities & Services — 1.5%
Fresenius Medical Care AG - ADR	59,072	1,385,829

Medical Equipment & Devices — 2.8%
Hologic, Inc. (a)	20,400	1,537,344
Natera, Inc. (a)	5,606	1,166,272
		2,703,616
Industrials — 16.7%
Electrical Equipment — 5.9%
Schneider Electric SE - ADR	44,501	2,901,910
Vertiv Holdings Company - Class A	10,509	2,678,639
		5,580,549
Engineering & Construction — 4.5%
AECOM	17,502	1,714,846
Stantec, Inc.	26,998	2,504,605
		4,219,451
Industrial Support Services — 1.4%
Core & Main, Inc. - Class A (a)	24,856	1,346,201

Machinery — 3.1%
Mueller Water Products, Inc. - Class A	46,530	1,392,643
Xylem, Inc.	12,123	1,570,656
		2,963,299
Professional Services — 1.8%
Brambles Ltd. - ADR	47,090	1,675,933

2

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

COMMON STOCKS — 91.5% (Continued)	Shares	Value
Real Estate — 3.7%
Real Estate Owners & Developers — 1.6%
City Developments Ltd. - ADR	202,472	$1,554,985

REITs — 2.1%
Iron Mountain, Inc.	17,870	1,935,857

Technology — 22.2%
Semiconductors — 8.6%
Advanced Micro Devices, Inc. (a)	8,583	1,718,402
Broadcom, Inc.	6,594	2,107,113
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	11,459	4,292,312
		8,117,827
Software — 8.3%
Atlassian Corporation - Class A (a)	5,446	409,158
Autodesk, Inc. (a)	4,171	1,025,524
Cloudflare, Inc. - Class A (a)	6,195	1,066,717
Microsoft Corporation	2,220	871,883
Palo Alto Networks, Inc. (a)	10,406	1,549,661
SAP SE - ADR	8,781	1,769,635
Shopify, Inc. - Class A (a)	9,171	1,107,215
		7,799,793
Technology Hardware — 2.8%
Apple, Inc.	7,392	1,952,818
Crane NXT Company	14,730	711,312
		2,664,130
Technology Services — 2.5%
International Business Machines Corporation	9,812	2,356,941

Utilities — 2.4%
Electric Utilities — 1.8%
Brookfield Renewable Corporation	40,447	1,728,300

Gas & Water Utilities — 0.6%
California Water Service Group	13,010	586,491

Total Common Stocks (Cost $63,018,169)		$86,426,026

3

NIA IMPACT SOLUTIONS FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET FUNDS — 5.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b) (Cost $4,752,178)	4,752,178	$4,752,178

Investments at Value — 96.5% (Cost $67,770,347)		$91,178,204

Other Assets in Excess of Liabilities — 3.5%		3,257,824

Net Assets — 100.0%		$94,436,028

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

4

NIA IMPACT SOLUTIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2026

ASSETS
Investments in securities:
At cost	$67,770,347
At value (Note 2)	$91,178,204
Cash	3,124,212
Receivable for capital shares sold	64,436
Dividends receivable	87,348
Tax reclaims receivable	27,499
Other assets	12,771
Total assets	94,494,470

LIABILITIES
Payable for capital shares redeemed	1,200
Payable to Adviser (Note 4)	34,855
Payable to administrator (Note 4)	13,737
Other accrued expenses	8,650
Total liabilities	58,442

CONTINGENCIES AND COMMITMENTS (Note 8)	—

NET ASSETS	$94,436,028

NET ASSETS CONSIST OF:
Paid-in capital	$71,570,029
Distributable earnings	22,865,999
NET ASSETS	$94,436,028

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,678,266

Net asset value, offering price and redemption price per share (Note 2)	$14.14

See accompanying notes to financial statements.

5

NIA IMPACT SOLUTIONS FUND

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2026

INVESTMENT INCOME
Dividends	$1,175,782
Foreign withholding taxes on dividends (net of reclaims received)	(115,682)
Total investment income	1,060,100

EXPENSES
Management fees (Note 4)	818,732
Administration fees (Note 4)	93,141
Fund accounting fees (Note 4)	44,088
Transfer agent fees (Note 4)	36,328
Legal fees	32,182
Registration and filing fees	31,740
Trustees’ fees and expenses (Note 4)	21,427
Audit and tax services fees	19,682
Compliance fees (Note 4)	15,000
Shareholder reporting expenses	8,733
Custodian and bank service fees	8,047
Postage and supplies	6,070
Borrowing costs (Note 5)	4,138
Insurance expense	3,173
Other expenses	22,383
Total expenses	1,164,864
Less fee reductions by the Adviser (Note 4)	(319,543)
Net expenses	845,321

NET INVESTMENT INCOME	214,779

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments transactions	3,026,835
Net change in unrealized appreciation (depreciation) on investments	5,019,851
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,046,686

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,261,465

See accompanying notes to financial statements.

6

NIA IMPACT SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2026	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$214,779	$414,776
Net realized gains (losses) from investment transactions	3,026,835	(420,878)
Net change in unrealized appreciation (depreciation) on investments	5,019,851	11,113,632
Net increase in net assets resulting from operations	8,261,465	11,107,530

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(237,678)	(499,753)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,286,566	7,595,995
Net asset value of shares issued in reinvestment of distributions to shareholders	231,596	487,176
Payments for shares redeemed	(13,305,967)	(3,919,547)
Net increase (decrease) in net assets from capital share transactions	(1,787,805)	4,163,624

TOTAL INCREASE IN NET ASSETS	6,235,982	14,771,401

NET ASSETS
Beginning of year	88,200,046	73,428,645
End of year	$94,436,028	$88,200,046

CAPITAL SHARES ACTIVITY
Shares sold	805,083	609,212
Shares reinvested	16,321	39,900
Shares redeemed	(1,085,902)	(317,132)
Net increase (decrease) in shares outstanding	(264,498)	331,980
Shares outstanding, beginning of year	6,942,764	6,610,784
Shares outstanding, end of year	6,678,266	6,942,764

See accompanying notes to financial statements.

7

NIA IMPACT SOLUTIONS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

	Year Ended February 28, 2026		Year Ended February 28, 2025	Year Ended February 29, 2024		Period Ended February 28, 2023(a)
Net asset value at beginning of period	$12.70		$11.11	$10.29		$10.00

Income from investment operations:
Net investment income	0.03		0.06	0.06		0.02
Net realized and unrealized gains on investments	1.45		1.60	0.82		0.29	(b)
Total from investment operations	1.48		1.66	0.88		0.31

Less distributions from net investment income	(0.04)		(0.07)	(0.06)		(0.02)

Net asset value at end of period	$14.14		$12.70	$11.11		$10.29

Total return (c)	11.63%		14.98%	8.53%		3.16	%(d)

Net assets at end of period (000’s)	$94,436		$88,200	$73,429		$49,446

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.35	%(e)	1.37%	1.45	%(f)	1.57	%(f)(g)

Ratio of net expenses to average net assets (h)	0.98	%(e)(i)	0.99%	0.99	%(f)	0.99	%(f)(g)

Ratio of net investment income to average net assets (h)	0.25%		0.51%	0.64%		0.30	%(g)

Portfolio turnover rate	29%		17%	18%		10	%(d)

(a)	Represents the period from the commencement of operations (May 10, 2022) through February 28, 2023.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).
(d)	Not annualized.
(e)	Includes 0.00%(j) of borrowing costs (Note 5).
(f)	Includes costs to organize the Fund of 0.02% and 0.01%(g) for the year ended February 29, 2024 and the period ended February 28, 2023 (Note 4).
(g)	Annualized.
(h)	Ratio was determined after management fee reductions by the Adviser (Note 4).
(i)	Contractual expense limitation agreement changed from 0.99% to 0.97% effective June 30, 2025 (Note 4).
(j)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

8

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1. Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Nia Impact Capital, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management of the Fund has evaluated the impact which was not material. As a part of its assessment, management noted that foreign withholding taxes were approximately 0% of the Fund’s net assets and therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market

9

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of February 28, 2026, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$86,426,026	$—	$—	$86,426,026
Money Market Funds	4,752,178	—	—	4,752,178
Total	$91,178,204	$—	$—	$91,178,204

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2026.

10

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the years ended February 28, 2026 and 2025, the tax character of all distributions paid to shareholders was ordinary income.

11

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2026:

Tax cost of investments	$67,796,663
Gross unrealized appreciation	$27,152,587
Gross unrealized depreciation	(3,771,046)
Net unrealized appreciation	23,381,541
Accumulated capital and other losses	(515,542)
Distributable earnings	$22,865,999

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

As of February 28, 2026, the Fund had short-term capital loss carryforwards of $406,554 for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in future years, thereby reducing future taxable gains.

For the year ended February 28, 2026, the Fund utilized $3,013,990 in capital loss carryforwards against current year gains.

Net qualified late year losses, incurred after December 31, 2025, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended February 28, 2026, the Fund deferred $108,988 of qualified late year losses to March 1, 2026.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

12

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended February 28, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended February 28, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $23,933,348 and $28,564,561, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Effective June 30, 2025, pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2027, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.97% of the Fund’s average daily net assets. Prior to June 30, 2025, the Adviser had contractually agreed to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the year ended February 28, 2026, the Adviser reduced its management fees in the amount of $319,543.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2027, this agreement may not be modified or terminated without the approval of the Fund’s Board.

13

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of February 28, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $910,328 no later than the dates listed below:

February 28, 2027	$278,666
February 29, 2028	312,119
February 28, 2029	319,543
Total	$910,328

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, except not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders of record owned more than 25% of the outstanding shares of the Fund.

14

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the year ended February 28, 2026, the Fund incurred $4,138 of borrowing costs.

6. ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations into its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style except that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide

15

NIA IMPACT SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

NIA IMPACT SOLUTIONS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Nia Impact Solutions Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nia Impact Solutions Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from May 10, 2022 (commencement of operations) through February 28, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from May 10, 2022 (commencement of operations) through February 28, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2026

17

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Nia Impact Solution Fund’s (the “Fund”) Investment Advisory Agreement with Nia Impact Capital (the “Adviser” or “Nia”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on January 26-27, 2026, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Nia, including the professional experience and qualifications of the firm’s senior personnel. In evaluating the quality of services provided by Nia, the Board took into account its familiarity with Nia’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Nia’s compliance policies and procedures based on discussion with Nia and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Nia’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board noted that Nia currently did not have any affiliated entities. The Board discussed the nature and extent of the services provided by Nia including, without limitation, Nia’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Nia’s portfolio

18

ADDITIONAL INFORMATION (Unaudited) (Continued)

managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications of other individuals at Nia who provide services to the Fund. The Board also considered Nia’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Nia under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and fees charged to Nia’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Nia’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least June 30, 2027. The Board noted that the 0.95% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.97% was higher than the median expense ratio and peer group median for the other funds in the Fund’s custom peer group. The Board took into account Nia’s response in its materials that the uniqueness of the Fund’s investment thesis and the research process involving company due diligence and corporate engagement impacted the Fund’s fee rate.

The Board also compared the fees paid by the Fund to the fees paid by other clients of Nia and considered the similarities and differences in services received by such other clients as compared to the services received by the Fund. The Board noted that the Fund’s advisory fee rate, after waivers and/or reimbursements, was lower than the comparable account fee at the highest asset level.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods October 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance for the one-year period ended October 31, 2025 was in the second quartile of the Broadridge custom peer group, at the peer group median, and for the three-year and since inception periods ended October 31, 2025, the Fund was in the fourth quartile of the Broadridge custom peer group, below the peer group median. The Board further noted that the Fund’s performance was comparable to other accounts managed by Nia over all periods.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Nia limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and

19

ADDITIONAL INFORMATION (Unaudited) (Continued)

possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Nia’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Nia and the direct and indirect benefits derived by Nia from its relationship with the Fund. The information considered by the Board included operating profit margin information for Nia’s business as a whole. The Board considered Nia’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Nia’s relationship with the Fund both before and after tax expenses, noting that the Fund was not profitable at this time. The Board also considered whether Nia has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Nia derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Nia should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Nia’s level of profitability, if any, from its relationship with the Fund, was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Nia demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Nia maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Nia and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s year ended February 28, 2026, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

20

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 for Blueprint Adaptive Growth Allocation Fund and Nia Impact Solutions Fund, not applicable for HVIA Equity Fund

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 7, 2026

By (Signature and Title)*	/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	May 7, 2026

*	Print the name and title of each signing officer under his or her signature.